Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Patents	$52,474	$51,498
Less: accumulated amortization	(10,495)	(7,725)
Intangible assets, net	$41,979	$43,773

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$5,182
Fiscal year 2027	5,182
Fiscal year 2028	5,182
Fiscal year 2029	5,182
Fiscal year 2030	5,182
Thereafter	16,069
Total	$41,979